Other current liabilities - Summary of warrant liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 14, 2022
Other current liabilities
Total warrant liabilities	€ 273	€ 1,223
Public warrant
Other current liabilities
Total warrant liabilities	177	791
Private placement warrant
Other current liabilities
Total warrant liabilities	96	432
Warrants
Other current liabilities
Total warrant liabilities	€ 273	€ 1,223	€ 5,261